Schedule of Investments
October 31, 2021
Ranger Micro Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.02%

Apparel Retailers - 2.98%
Boot Barn Holdings, Inc. (2)	4,671	488,073

Banks - 8.16%
Banc of California, Inc.	16,520	335,852
Metropolitan Bank Holding Corp. (2)	3,650	331,639
Capstar Financial Holdings, Inc.	11,342	249,184
Triumph Bancorp, Inc. (2)	1,800	211,140
Five Star Bancorp	7,690	210,860

		1,338,675

Biotechnology - 9.80%
Avid Bioservices, Inc. (2)	34,683	1,064,074
Alpha Teknova, Inc. (2)	13,074	300,571
ANI Pharmaceuticals, Inc. (2)	6,483	242,335

		1,606,980

Building Materials: Other - 2.42%
Insteel Industries, Inc.	9,760	396,939

Containers & Packaging - 1.56%
Ranpak Holdings, Corp. Class A (2)	7,365	253,798

Cosmetics - 3.22%
e.l.f. Beauty, Inc. (2)	16,340	527,945

Electronic Equipment: Control and Filter - 4.68%
NAPCO Security Technologies, Inc. (2)	16,014	768,031

Electronic Equipment: Gauges and Meters - 2.58%
Mesa Laboratories, Inc.	1,385	423,394

Electronic Equipment: Other - 2.57%
Allied Motion Technologies, Inc.	11,986	421,308

Home Construction - 2.81%
Green Brick Partners, Inc. (2)	17,714	461,450

Medical Equipment - 14.50%
BioLife Solutions, Inc. (2)	18,130	963,609
iRadimed Corp. (2)	12,734	475,233
LeMaitre Vascular, Inc.	7,330	381,233
InfuSystem Holdings, Inc. (2)	22,732	378,033
Tactile Systems Technology, Inc. (2)	5,188	178,934

		2,377,042

Medical Supplies - 6.07%
Utah Medical Products, Inc.	4,019	389,160
Anika Therapeutics, Inc. (2)	7,501	312,417
UFP Technologies, Inc. (2)	4,739	293,297

		994,874

Metal Fabricating - 1.50%
Omega Flex, Inc.	1,701	246,237

Oil: Crude Producers - 2.09%
Brigham Minerals, Inc. Class A	14,755	342,021

Pharmaceuticals - 2.48%
Heska Corp. (2)	1,822	407,272

Restaurants and Bars - 1.10%
Kura Sushi USA, Inc. Class A (2)	4,226	179,943

Semiconductors - 1.81%
nLight, Inc. (2)	10,573	297,313

Software - 20.02%
American Software, Inc. Class A	21,665	626,768
PDF Solutions, Inc. (2)	19,526	459,447
Simulations Plus, Inc.	8,235	415,867
Mitek Systems, Inc. (2)	21,171	398,650
QAD, Inc. Class A (2)	4,467	391,488
Absolute Software Corp. (Canada)	32,096	360,759
Zix Corp. (2)	39,963	338,486
Model N, Inc. (2)	8,965	290,556

		3,282,021

Specialty Retailers - 3.11%
America's Car-Mart, Inc. (2)	4,274	510,700

Telecommunications Equipment - 1.26%
Genasys, Inc. (2)	40,598	206,238

Transaction Processing Services - 2.30%
I3 Verticals, Inc. Class A (2)	16,841	377,070

Total Common Stocks	(Cost $ 10,546,561)	15,907,324

Short-Term Investment - 3.16%

First American Government Obligation Fund - Class Z 0.02% (3)	518,653	518,653

Total Short-Term Investment	(Cost $ 518,653)	518,653

Total Investments - 100.18%	(Cost $ 11,065,214)	16,425,977

Liabilities In Excess of Other Assets - (0.18%)		(29,966)

Total Net Assets - 100.00%		16,396,011

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$16,425,977	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$16,425,977	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at October 31, 2021